Notes to the interim condensed consolidated statement of financial position - Stock Options (SO) (Details)		6 Months Ended
	Dec. 20, 2024 shares	Jun. 30, 2025 Options shares
Disclosure of classes of share capital [line items]
Number of share options granted		13,199,116
SO 2024-1
Disclosure of classes of share capital [line items]
Number of share options granted | Options		12,898,116
SO 2024-1 | Mark Pruzanski
Disclosure of classes of share capital [line items]
Number of share options granted	12,898,116
SO 2024-2
Disclosure of classes of share capital [line items]
Number of share options granted	301,000	301,000